Eaton Vance

New York Municipal Bond Fund

December 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 9.6%
New York State Environmental Facilities Corp., 5.00%, 10/15/39	$4,110	$4,152,415
New York State Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/46(1)	17,500	19,166,175

		$23,318,590

Education — 27.3%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/30	$200	$225,744
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	105	118,558
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/34	200	225,342
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,935	2,109,614
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2014, 5.00%, 9/1/32	200	225,636
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/21	950	1,000,217
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	800	839,488
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/32	300	314,670
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/38	600	754,242
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	2,000	2,508,100
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	10,467,700
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,334,632
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	6,975	7,104,247
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	2,000	2,476,780
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,039,560
New York Dormitory Authority, (Rockefeller University), 4.00%, 7/1/49(1)	10,000	11,291,600
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	100	108,971
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,238,039
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	342,465
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	250	264,412
New York Dormitory Authority, (The New School), 5.00%, 7/1/46	1,660	1,927,243
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	6,250	6,387,437
Onondaga County Cultural Resources Trust, (Syracuse University), 4.00%, 12/1/47(1)	7,000	8,032,220
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	3,820	4,328,786
Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/39	395	445,102
Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/49	80	88,884
Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/54	120	132,287

		$66,331,976

Electric Utilities — 2.9%
Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/37	$1,500	$1,838,610
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,296,508
Utility Debt Securitization Authority, 5.00%, 12/15/36(1)	1,675	1,999,849

		$7,134,967

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 14.7%
Long Beach City School District, Prerefunded to 5/1/20, 4.50%, 5/1/26	$3,715	$3,758,874
Metropolitan Transportation Authority, Prerefunded to 11/15/20, 5.00%, 11/15/34	2,000	2,070,440
Metropolitan Transportation Authority, Prerefunded to 11/15/21, 5.25%, 11/15/38	3,430	3,706,218
New York, Prerefunded to 2/15/21, 5.00%, 2/15/34(1)	8,250	8,621,085
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Escrowed to Maturity, 5.00%, 5/1/20	1,065	1,078,781
New York Dormitory Authority, Sales Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/34	7,620	8,590,331
New York Thruway Authority, Prerefunded to 1/1/22, 5.00%, 1/1/37	7,240	7,819,417

		$35,645,146

General Obligations — 7.3%
New York City, 4.00%, 8/1/34	$1,170	$1,308,060
New York City, 4.00%, 12/1/41	2,100	2,361,471
New York City, 5.00%, 8/1/34(1)	10,000	11,195,500
Washingtonville Central School District, 0.05%, 6/15/35	950	624,663
Washingtonville Central School District, 0.05%, 6/15/36	950	600,314
Washingtonville Central School District, 0.05%, 6/15/37	950	579,320
Washingtonville Central School District, 0.05%, 6/15/38	950	558,553
Washingtonville Central School District, 0.05%, 6/15/39	695	395,997

		$17,623,878

Hospital — 10.8%
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/40	$635	$703,910
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	755	767,669
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	1,000	1,016,760
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/42	1,500	1,799,820
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), Prerefunded to 1/1/22, 4.375%, 7/1/34(1)	9,825	10,480,229
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 8/1/36	4,135	4,598,120
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	6,380	6,724,839

		$26,091,347

Housing — 7.6%
New York City Housing Development Corp., 3.40%, 11/1/39	$1,000	$1,039,740
New York City Housing Development Corp., 3.55%, 11/1/44	1,270	1,317,892
New York City Housing Development Corp., 3.70%, 11/1/38	885	939,897
New York City Housing Development Corp., 3.80%, 11/1/43	1,675	1,767,477
New York City Housing Development Corp., 4.05%, 11/1/41	2,030	2,167,329
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	1,075	1,090,587
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	531,210
New York Housing Finance Agency, (FNMA), 3.95%, 11/1/37	1,000	1,072,790
New York Mortgage Agency, 3.60%, 10/1/34	2,000	2,149,380
New York Mortgage Agency, 4.10%, 10/1/38	4,300	4,712,929
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/47	1,500	1,731,060

		$18,520,291

Industrial Development Revenue — 1.3%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$895	$1,219,796
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	2,046,758

		$3,266,554

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 1.7%
New York Dormitory Authority, (Barnard College), (NPFG), 5.00%, 7/1/24	$290	$290,954
New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	75	91,979
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	1,345	1,844,130
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	1,958,285

		$4,185,348

Insured-General Obligations — 8.7%
East Northport Fire District, (AGC), 4.50%, 11/1/20	$200	$200,580
East Northport Fire District, (AGC), 4.50%, 11/1/21	200	200,542
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	200,542
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	200,542
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	1,005	1,006,166
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	1,050	1,051,249
Nassau County, (AGM), 5.00%, 7/1/42	1,000	1,200,150
Nassau County, (AGM), 5.00%, 4/1/43(1)	10,000	12,149,700
Oyster Bay, (AGM), 4.00%, 8/1/28	4,585	4,858,037

		$21,067,508

Insured-Hospital — 0.2%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$501,725

		$501,725

Insured-Lease Revenue/Certificates of Participation — 2.4%
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,467,233
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	1,041,778
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	3,349,035

		$5,858,046

Insured-Special Tax Revenue — 1.7%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,685	$2,714,025
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	1,328,220

		$4,042,245

Insured-Transportation — 4.4%
Metropolitan Transportation Authority, Green Bonds, (AGM), 4.00%, 11/15/46	$1,500	$1,663,050
Metropolitan Transportation Authority, Green Bonds, (AGM), 4.00%, 11/15/46(1)	8,000	8,940,960

		$10,604,010

Lease Revenue/Certificates of Participation — 5.1%
Hudson Yards Infrastructure Corp., 4.00%, 2/15/44	$2,600	$2,869,308
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42(1)	8,000	9,524,160

		$12,393,468

Other Revenue — 11.7%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$6,000	$4,209,720
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/42	1,500	1,691,175
Build NYC Resource Corp., (Children’s Aid Society), 4.00%, 7/1/49	1,400	1,559,488
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/32(1)	10,000	11,805,000
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37(1)	2,200	2,702,920
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,975	6,462,082

		$28,430,385

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 1.4%
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.00%, 11/1/24	$135	$152,682
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/25	325	377,127
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/26	200	236,496
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/36	970	1,129,303
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	1,200	1,381,284

		$3,276,892

Special Tax Revenue — 25.5%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/31(1)	$10,000	$11,064,000
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/41	3,750	4,204,875
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 5/1/42	5,430	6,047,988
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/42	2,100	2,333,751
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	10,000	10,397,900
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	845	875,969
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	655	679,451
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	9,250	10,239,658
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	650	678,769
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	2,000	2,414,260
New York Thruway Authority, Miscellaneous Tax Revenue, Prerefunded to 4/1/20, 5.00%, 4/1/26	2,370	2,393,155
Sales Tax Asset Receivable Corp., 5.00%, 10/15/30(1)	8,900	10,418,162

		$61,747,938

Transportation — 12.3%
Metropolitan Transportation Authority, Green Bonds, 4.00%, 11/15/38	$2,855	$3,180,898
Nassau County Bridge Authority, 5.00%, 10/1/35	1,915	1,966,035
Nassau County Bridge Authority, 5.00%, 10/1/40	365	374,454
New York Thruway Authority, 4.00%, 1/1/36	2,500	2,838,725
New York Thruway Authority, 4.00%, 1/1/45	2,000	2,234,840
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	500	556,005
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	820	932,192
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	8,000	9,502,400
Port Authority of New York and New Jersey, 5.00%, 10/15/36(1)	1,200	1,457,676
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/43(1)	5,000	5,564,950
Port Authority of New York and New Jersey, (AMT), 4.00%, 11/1/47	1,000	1,111,990

		$29,720,165

Water and Sewer — 6.9%
Albany Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$809,458
Albany Municipal Water Finance Authority, 5.00%, 12/1/29	500	535,575
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/46(1)	2,000	2,345,800
New York City Municipal Water Finance Authority, (Water and Sewer System), Prerefunded to 6/15/21, 5.00%, 6/15/44(1)	8,750	9,266,950
Suffolk County Water Authority, 4.00%, 6/1/41	1,150	1,298,799
Suffolk County Water Authority, 5.00%, 6/1/36(1)	2,000	2,520,160

		$16,776,742

Security	Value
Total Tax-Exempt Investments — 163.5% (identified cost $375,501,475)	$396,537,221

Other Assets, Less Liabilities — (63.5)%	$(153,973,107)

Net Assets — 100.0%	$242,564,114

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2019, 11.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at December 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$396,537,221	$—	$396,537,221
Total Investments	$—	$396,537,221	$—	$396,537,221

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.